Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2014 and 2015 are analyzed as follows:

Vessel (Borrower)	2014	2015
(a) Northsea Alpha (Secondone)	5,728	5,268
(a) Northsea Beta (Thirdone)	5,728	5,268
(b) Pyxis Malou (Fourthone)	24,630	22,490
(c) Pyxis Delta (Sixthone)	11,137	9,787
(c) Pyxis Theta (Seventhone)	19,734	18,481
(d) Pyxis Epsilon (Eighthone)	—	19,800
Total	66,957	81,094

Current portion	5,663	7,263
Less: Current portion of deferred financing costs	(134)	(168)
Current portion of long-term debt, net	5,529	7,095

Long-term portion	61,294	73,831
Less: Non current portion of deferred financing costs	(303)	(375)
Long-term debt, net of current portion	60,991	73,456

(a)

In September 2007, Secondone and Thirdone jointly entered into a loan agreement with a financial institution for an amount of up to $24,560, in order to partly finance the acquisition cost of the vessels Northsea Alpha and Northsea Beta.

For each of Secondone and Thirdone, the outstanding balance of the loan at December 31, 2015 of $5,268, is repayable in nine semiannual installments of $230 each, the first falling due in February 2016, and the last installment accompanied by a balloon payment of $3,198 falling due in May 2020.

The loan is secured by a first priority mortgage over the two vessels, a first priority assignment of the vessels’ insurances and earnings and by a corporate guarantee. The loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessels, as well as a requirement that the minimum security cover (“MSC”) be at least 133% of the respective outstanding loan balance for each of the vessels.

On October 23, 2015, Secondone and Thirdone entered into a supplemental agreement to their loan agreement (see Note 8(b) herein).

(b)	Based on a loan agreement concluded on December 12, 2008, in February 2009, Fourthone borrowed $41,600 in order to partly finance the acquisition cost of the Pyxis Malou.

As of December 31, 2014, Fourthone was not in compliance with its loan covenant related to the MSC ratio. The covenant required Fourthone to maintain a market value of Pyxis Malou of at least 125% of its balance under the loan agreement. As of December 31, 2014, no waiver had been obtained for this non-compliance and, accordingly, the bank had the right to require Fourthone, within 30 business days from the date of the written demand of the bank, to either prepay the loan in such amount as may be necessary to cause the market value of the vessel to equal or exceed the MSC ratio or provide such additional collateral as may be acceptable to the bank to bring Fourthone into compliance with the required MSC ratio. In accordance with a letter received by the lending bank of Secondone, Thirdone and Fourthone on March 23, 2015, Fourthone, was not required to make any deficiency payment, subject to certain changes to the loan agreements with these vessel-owning companies. Accordingly, on October 23, 2015, Fourthone also concluded a supplemental agreement to its loan agreement.

The terms of the supplemental agreements with Secondone, Thirdone and Fourthone  and the respective new security documents provide among other things, as follows:

i.	the margins under the loan agreements were increased to 1.75% p.a.,
ii.

Fourthone’s outstanding loan balance of $22,490 as of December 31, 2015, will be repaid in nine consecutive semi-annual instalments of $1,070 each, plus a balloon instalment of $12,860 on May 31, 2020,

iii.	a second priority mortgage was registered over the Northsea Alpha and the Northsea Beta,
iv.	Maritime was released as the corporate guarantor and was replaced by Pyxis, and
v.

Pyxis undertakes to maintain on each of December 31, 2015 and March 31, 2016, minimum cash deposits at the higher of $4,500 or $750 per vessel in its fleet. On each of June 30, September 30, December 31 and March 31 of each year thereafter, Pyxis undertakes to maintain minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet, of which $2,500 shall be freely available and unencumbered cash under deposit by Pyxis. At any time that the number of vessels in the fleet exceeds ten, the minimum cash requirement shall be reduced to an amount of $500, for each vessel in the fleet that exceeds ten.

(c)

In March 2010, Sixthone borrowed $15,000 in order to partly finance the acquisition cost of the Pyxis Delta. The outstanding balance of the loan at January 29, 2013 of $11,371, was fully prepaid using proceeds received from a capital contribution and existing available cash, at a discount on the then outstanding amount (Note 9). Savings of $1,114 is reflected under interest and finance costs in the 2013 consolidated statement of comprehensive income (Note 13). On October 12, 2012, Sixthone and Seventhone, concluded as joint and several borrowers a loan agreement with a financial institution in order to partly finance the acquisition and construction cost of: (i) the Pyxis Delta (Tranche A: up to the lesser of $16,000 and 60% of the market value of the Pyxis Delta) and (ii) the Pyxis Theta (Tranche B: up to the lesser of $21,300 and 60% of the initial market value of the Pyxis Theta). On February 13, 2013, Sixthone and Seventhone entered into a supplemental agreement with the bank to revise Tranche A to an amount of up to $14,000. The amount drawn down by Sixthone associated with Tranche A on February 15, 2013, was $13,500. On September 9, 2013, Seventhone drew down $21,300 associated with Tranche B.

For both Tranches A and B, the tenor is five years but in no event later than June 30, 2017 for Tranche A and January 31, 2019 for Tranche B. The loan bears interest at three month LIBOR plus a margin of 3.35% per annum, payable quarterly. As of December 31, 2015, the outstanding balance of Tranche A of $9,787 corresponding to Sixthone, is repayable in six quarterly installments of $338 each, the first falling due in February 2016, and the last together with a balloon payment of $7,759 falling due in May 2017. As of December 31, 2015, the outstanding balance of Tranche B of $18,481 corresponding to Seventhone, is repayable in 11 quarterly installments of $313 each, the first falling due in March 2016 and the last together with a balloon payment of $15,038 falling due in September 2018.

The loan is secured by a first priority mortgage over the two vessels, a first priority assignment of the vessels’ insurances and earnings and by a corporate guarantee. The loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessels, as well as a requirement that the “MSC” be at least 130% of the respective outstanding loan balance for each of the vessels. In addition, the loan includes the maintenance of minimum deposits with the bank of $1,000 and the maintenance of a maximum corporate leverage ratio, requiring the ratio of total liabilities over the market value of the group’s adjusted total assets (total assets adjusted to reflect the market value of all group vessels) not to exceed 65% in the relevant year.

On October 23, 2015, Sixthone and Seventhone concluded a supplemental agreement to their loan agreement, according to which Holdings was released as the corporate guarantor and was replaced by Pyxis.

(d)

Based on a loan agreement concluded on January 12, 2015, Eighthone borrowed $21,000 on the same date in order to partly finance the construction cost of the Pyxis Epsilon. The loan bears interest at three month LIBOR plus a margin of 2.9% per annum, payable quarterly. The outstanding balance of the loan at December 31, 2015, of $19,800 is repayable in five quarterly installments of $400 each, the first falling due in January 2016, followed by 20 quarterly installments of $300 each, the last together with a balloon payment of $11,800 falling due in January 2022.

Among others, the loan contains a minimum liquidity requirement for the group of companies owned by the corporate guarantor, of at least the higher of: i) $750 multiplied by the number of vessels owned by Pyxis’ subsidiaries and ii) during Pyxis’ first two financial quarters following its listing on NASDAQ, debt service for the following three months and thereafter, debt service for the following six months.

In addition, the loan includes the maintenance of a maximum corporate leverage ratio, requiring the ratio of total liabilities over the market value of the group’s adjusted total assets (total assets adjusted to reflect the market value of all group vessels) not to exceed 75% in the relevant year.

On October 23, 2015, Eighthone concluded a supplemental loan agreement, according to which Holdings was released as the corporate guarantor and was replaced by Pyxis.

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, in dividends distribution when certain financial ratios are not met, as well as requirements regarding MSC ratios.

Schedule of Principle Payments

The annual principal payments required to be made after December 31, 2015, are as follows:

Year ending December 31,	Amount
2016	7,263
2017	14,050
2018	20,235
2019	4,260
2020	21,986
2021 and thereafter	13,300
Total	81,094